Goodwill And Other Intangibles (Narrative) (Details) (USD $)	3 Months Ended					12 Months Ended			1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 30, 2012	Oct. 01, 2014	Oct. 01, 2013	Oct. 01, 2012	Mar. 31, 2012	Oct. 02, 2013
Goodwill	$ 2,899,587,000	$ 565,994,000				$ 2,899,587,000	$ 565,994,000
Goodwill acquired during the period						2,376,437,000
Goodwill effects of currency translation						(42,844,000)
Amortization						218,712,000	124,147,000	147,498,000
Finite-Lived Intangible Assets, Other						83,052,000
Asset impairment charges	22,500,000	27,300,000	800,000	2,800,000	1,100,000	22,542,000	32,011,000	72,551,000
Impairment of Intangible Assets, Finite-lived						23,500,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	184,598,000	67,400,000				184,598,000	67,400,000
Asset impairment charges						5,900,000
AMS
Asset impairment charges							12,000,000	128,500,000
Devices
Goodwill	863,000,000	806,800,000				863,000,000	806,800,000
Goodwill acquired during the period						62,000,000
Goodwill effects of currency translation						5,800,000
U.S. Branded Pharmaceuticals
Goodwill	1,131,932,000	290,793,000				1,131,932,000	290,793,000
Goodwill acquired during the period						841,139,000
Goodwill effects of currency translation						0
Amortization						78,890,000	80,223,000	105,974,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)									5,000,000					21,600,000
Asset impairment charges									11,200,000	40,000,000
Qualitest
Asset impairment charges		17,000,000
UEO
Excess Fair Value Over Carrying Amount, Amount												904,700,000
Excess Fair Value Over Carrying Amount, Percent												100.00%
Generics
Excess Fair Value Over Carrying Amount, Amount												1,600,000,000
Excess Fair Value Over Carrying Amount, Percent															100.00%
Urology Services
Goodwill													139,900,000
Excess Fair Value Over Carrying Amount, Amount													16,400,000
Excess Fair Value Over Carrying Amount, Percent													8.00%
Assets Held-for-sale | AMS
Asset impairment charges							6,000,000
Minimum
Excess Fair Value Over Carrying Amount, Amount													355,800,000
Excess Fair Value Over Carrying Amount, Percent													70.00%
Maximum
Excess Fair Value Over Carrying Amount, Amount													1,500,000,000
Excess Fair Value Over Carrying Amount, Percent													100.00%
Significant Unobservable Inputs (Level 3) | Minimum | Goodwill and Indefinite-lived Intangible Assets
Discount rate range (percent)											8.50%	9.50%	9.50%
Significant Unobservable Inputs (Level 3) | Maximum | Goodwill and Indefinite-lived Intangible Assets
Discount rate range (percent)											15.50%	14.50%	10.00%
Licenses
Finite-Lived Intangible Assets, Other						77,240,000	(47,100,000)
Impairment of Intangible Assets, Finite-lived						0
Licenses | U.S. Branded Pharmaceuticals
Impairment of Intangible Assets, Finite-lived						$ 12,300,000